INCOME TAXES (DETAILS 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Reserves and reinsurance	$ 105	$ 77
Deferred Tax Assets, Other	0	0
Deferred Tax Assets, Gross	105	77
Components Of Deferred Tax Liabilities [Abstract]
Deferred Tax Liabilities, Reserves and reinsurance	0	0
Deferred Tax Liabilities, DAC	78	56
Deferred Tax Liabilities, VOBA	3	6
Deferred Tax Liabilities Investments	18	13
Deferred Tax Liabilities, Goodwill and Intangible Assets	9	9
Deferred Tax Liabilities, Other	8	7
Deferred Tax Liabilities, Net, Total	116	91
Income Tax Uncertainties [Abstract]
Accumulated Undistributed Earnings Non US Affiliates Reinvested	8
Foreign Earnings Repatriated Additional Taxes Remitted	3
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	6	5
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued	0	0
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	0
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns [Roll Forward]
Balance, beginning of year	5	4	17
Additions for tax positions of prior years	1	1	1
Reductions for tax positions of prior years	0	0	(2)
Settlements with tax authorities	0	0	(12)
Balance, End of Year	$ 6	$ 5	$ 4